UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Magellan	.75%
Actual		$ 1,000.00	$ 1,393.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Class K	.58%
Actual		$ 1,000.00	$ 1,395.00	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,022.16	$ 2.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. sponsored ADR	4.6	5.5
Corning, Inc.	4.6	7.7
Applied Materials, Inc.	4.4	3.9
Staples, Inc.	3.8	3.9
Medco Health Solutions, Inc.	2.3	2.3
Newmont Mining Corp.	1.8	2.4
Chesapeake Energy Corp.	1.7	0.9
Goldman Sachs Group, Inc.	1.7	0.7
Bank of America Corp.	1.7	0.2
JPMorgan Chase & Co.	1.6	1.3
	28.2
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	34.2
Financials	14.7	10.1
Consumer Discretionary	11.7	11.3
Health Care	11.2	9.8
Materials	10.0	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 97.7%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	22.9%	** Foreign investments	25.2%

Semiannual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	1,000,000	$ 30,260
Hyundai Mobis	300,000	42,233
Johnson Controls, Inc.	1,000,000	25,560
		98,053
Hotels, Restaurants & Leisure - 0.9%
Burger King Holdings, Inc.	500,000	8,795
Ctrip.com International Ltd. sponsored ADR (a)	25,108	1,476
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	274,700	1,912
Starbucks Corp. (a)	10,562,616	218,118
		230,301
Household Durables - 3.9%
D.R. Horton, Inc.	13,420,730	153,131
KB Home (d)	4,088,000	67,902
Lennar Corp. Class A	13,380,585	190,673
M.D.C. Holdings, Inc.	2,000,000	69,480
MRV Engenharia e Participacoes SA	1,153,900	22,380
Pulte Homes, Inc. (c)	14,207,036	156,135
Ryland Group, Inc.	1,896,860	39,967
Toll Brothers, Inc. (a)(d)	12,853,054	251,149
		950,817
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	28,135
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	7,451
Media - 1.8%
Ascent Media Corp. (a)	144,656	3,703
Cinemark Holdings, Inc.	238,900	2,475
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	64,320
Informa PLC	5,000,000	25,175
The DIRECTV Group, Inc. (a)(c)	7,500,000	206,850
Time Warner Cable, Inc.	2,000,000	86,180
Virgin Media, Inc.	4,500,000	62,640
		451,343
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,420
Pantaloon Retail India Ltd. Class B	19,460	97
		1,517
Specialty Retail - 3.8%
Staples, Inc. (d)	40,090,255	930,896
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (a)	674,500	$ 15,345
NIKE, Inc. Class B	1,597,000	103,326
Polo Ralph Lauren Corp. Class A	1,150,000	88,113
		206,784
TOTAL CONSUMER DISCRETIONARY		2,905,297
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,341,972	333,882
United Natural Foods, Inc. (a)(d)	4,143,500	99,113
Wumart Stores, Inc. (H Shares)	25,000,000	37,226
		470,221
Food Products - 0.7%
Cosan Ltd. Class A (a)	3,181,700	25,135
Cosan SA Industria e Comercio (a)	3,000,000	33,284
General Mills, Inc.	1,000,000	64,380
McCormick & Co., Inc. (non-vtg.)	500,000	16,970
Ralcorp Holdings, Inc. (a)	400,000	23,388
		163,157
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	149,112
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	908
TOTAL CONSUMER STAPLES		783,398
ENERGY - 9.9%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	1,000,000	35,270
ENSCO International, Inc.	1,500,000	63,810
Nabors Industries Ltd. (a)	1,000,000	20,900
Noble Corp.	3,000,000	113,880
Pride International, Inc. (a)	1,500,000	45,660
Seahawk Drilling, Inc. (a)	33,333	1,036
Smith International, Inc.	557,200	15,992
Transocean Ltd. (a)	2,000,000	171,060
Weatherford International Ltd. (a)	3,000,000	62,190
		529,798
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	967,910	$ 88,883
Canadian Natural Resources Ltd.	3,172,300	214,252
Chesapeake Energy Corp.	15,000,000	426,000
Clean Energy Fuels Corp. (a)(c)	1,600,000	23,056
CONSOL Energy, Inc.	2,000,000	90,220
Denbury Resources, Inc. (a)	7,500,000	113,475
Energy Transfer Equity LP	1,000,000	28,000
Enterprise Products Partners LP	700,000	19,824
EOG Resources, Inc.	727,200	60,728
Hess Corp.	691,500	36,968
Marathon Oil Corp.	2,262,188	72,164
OAO Gazprom sponsored ADR	2,000,000	47,280
Occidental Petroleum Corp.	4,915,300	385,360
Plains Exploration & Production Co. (a)	4,906,386	135,711
Reliance Industries Ltd. (a)	1,000,000	46,122
Southwestern Energy Co. (a)	3,000,000	128,040
Sunoco, Inc.	700,000	19,915
Westernzagros Resources Ltd. (a)	1,000,000	2,018
		1,938,016
TOTAL ENERGY		2,467,814
FINANCIALS - 14.5%
Capital Markets - 4.6%
Charles Schwab Corp.	9,547,000	182,825
Evercore Partners, Inc. Class A	87,600	2,560
Franklin Resources, Inc.	2,110,800	212,346
GLG Partners, Inc.	949,950	3,828
Goldman Sachs Group, Inc.	2,285,500	421,332
Merriman Curhan Ford Group, Inc. (a)(c)	105,086	151
Morgan Stanley	5,953,500	183,844
Northern Trust Corp.	341,352	19,853
T. Rowe Price Group, Inc.	2,500,000	114,250
		1,140,989
Commercial Banks - 2.1%
CapitalSource, Inc.	5,000,000	21,700
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,204
PNC Financial Services Group, Inc.	500,000	24,295
Sumitomo Mitsui Financial Group, Inc.	650,000	22,533
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	1,000,000	$ 43,270
Wells Fargo & Co.	14,303,704	403,078
		518,080
Consumer Finance - 0.3%
American Express Co.	1,000,000	33,900
ORIX Corp.	661,600	40,188
		74,088
Diversified Financial Services - 3.3%
Bank of America Corp.	24,523,704	414,941
BM&F BOVESPA SA	749,474	5,539
JPMorgan Chase & Co.	9,208,100	403,499
		823,979
Insurance - 3.4%
ACE Ltd.	3,869,909	206,885
Aon Corp.	800,000	32,552
Berkshire Hathaway, Inc. Class A (a)	557	56,257
China Life Insurance Co. Ltd. (H Shares)	86,231,000	376,198
Endurance Specialty Holdings Ltd.	555,800	20,270
Everest Re Group Ltd.	700,000	61,390
MetLife, Inc.	1,731,857	65,932
Reinsurance Group of America, Inc.	339,549	15,144
		834,628
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	5,513,363	53,480
Developers Diversified Realty Corp. (c)	5,153,366	47,617
Kimco Realty Corp.	679,800	8,865
Vornado Realty Trust	525,151	33,825
		143,787
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	3,000,000	35,220
Iguatemi Empresa de Shopping Centers SA	959,500	15,061
		50,281
TOTAL FINANCIALS		3,585,832
HEALTH CARE - 11.2%
Biotechnology - 2.3%
Amgen, Inc. (a)	2,000,000	120,460
Biogen Idec, Inc. (a)	1,398,510	70,653
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,000,000	$ 55,900
Cephalon, Inc. (a)	778,730	45,353
Genzyme Corp. (a)	1,500,000	85,095
Gilead Sciences, Inc. (a)	2,000,000	93,160
OSI Pharmaceuticals, Inc. (a)	698,900	24,671
United Therapeutics Corp. (a)	1,467,550	71,895
		567,187
Health Care Equipment & Supplies - 2.3%
Beckman Coulter, Inc.	500,000	34,470
C. R. Bard, Inc.	2,069,300	162,668
Covidien PLC	5,000,000	216,300
ev3, Inc. (a)	669,406	8,240
Greatbatch, Inc. (a)(d)	2,318,300	52,092
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	51,225
Thoratec Corp. (a)	1,500,000	45,405
		570,400
Health Care Providers & Services - 4.2%
Brookdale Senior Living, Inc. (c)(d)	8,883,900	161,065
Emeritus Corp. (a)	780,081	17,123
Express Scripts, Inc. (a)	2,406,300	186,681
Henry Schein, Inc. (a)	1,903,653	104,530
LHC Group, Inc. (a)	500,000	14,965
Medco Health Solutions, Inc. (a)	10,150,100	561,402
		1,045,766
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	28,700	252
Life Technologies Corp. (a)	500,000	23,275
		23,527
Pharmaceuticals - 2.3%
Allergan, Inc.	2,575,984	146,213
Cadence Pharmaceuticals, Inc. (a)	1,000,000	11,060
Medicis Pharmaceutical Corp. Class A	2,000,000	42,700
Pfizer, Inc.	8,000,000	132,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	227,520
		559,893
TOTAL HEALTH CARE		2,766,773
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.7%
Raytheon Co.	2,500,000	$ 119,925
Raytheon Co. warrants 6/16/11 (a)	204,836	2,345
Stanley, Inc. (a)	500,000	12,860
TransDigm Group, Inc. (a)	500,000	24,905
		160,035
Air Freight & Logistics - 0.0%
Forward Air Corp.	390,000	9,029
Airlines - 0.9%
Delta Air Lines, Inc. (a)	20,287,111	181,773
JetBlue Airways Corp. (a)	8,510,952	50,895
		232,668
Building Products - 0.2%
Masco Corp.	3,500,000	45,220
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	200,000	11,252
Republic Services, Inc.	1,000,000	26,570
Stericycle, Inc. (a)	250,000	12,113
		49,935
Construction & Engineering - 0.1%
China Railway Construction Corp. Ltd. (H Shares)	8,000,000	10,632
MYR Group, Inc. (a)(d)	1,037,100	21,872
		32,504
Electrical Equipment - 0.9%
AMETEK, Inc.	500,000	17,455
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	20,516
First Solar, Inc. (a)(c)	700,000	107,002
SunPower Corp.:
Class A (a)(c)	1,692,300	50,583
Class B (a)	496,810	12,535
		208,091
Industrial Conglomerates - 0.7%
General Electric Co.	10,924,800	179,385
Machinery - 0.9%
Danaher Corp.	3,000,000	201,960
NACCO Industries, Inc. Class A	221,230	13,289
		215,249
Professional Services - 2.1%
Equifax, Inc. (d)	8,485,262	247,261
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	413,882	$ 23,471
Monster Worldwide, Inc. (a)(c)(d)	7,211,938	126,065
Robert Half International, Inc.	5,124,900	128,225
		525,022
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (a)(c)	2,000,000	21,660
Localiza Rent A Car SA	2,500,000	25,055
		46,715
Trading Companies & Distributors - 0.0%
Essex Rental Corp. unit (a)	200,000	1,432
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,825
TOTAL INDUSTRIALS		1,710,110
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 8.4%
BYD Electronic International Co. Ltd. (a)	35,982,000	20,103
Ciena Corp. (a)	1,024,282	16,675
Cisco Systems, Inc. (a)	13,950,300	328,390
Juniper Networks, Inc. (a)	12,817,200	346,321
Nokia Corp. sponsored ADR (c)	78,518,200	1,147,932
QUALCOMM, Inc.	5,000,000	224,900
		2,084,321
Computers & Peripherals - 2.5%
Apple, Inc. (a)	2,156,200	399,695
Dell, Inc. (a)	5,000,000	76,300
Seagate Technology	8,919,505	135,666
		611,661
Electronic Equipment & Components - 6.8%
Amphenol Corp. Class A	4,736,900	178,486
Corning, Inc.	73,887,245	1,131,214
FLIR Systems, Inc. (a)	4,638,800	129,747
Foxconn International Holdings Ltd. (a)	5,000,000	3,284
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	190,949
Ingram Micro, Inc. Class A (a)	3,000,000	50,550
		1,684,230
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	601,000	$ 298,006
WebMD Health Corp. Class A (a)(c)	95,700	3,170
		301,176
IT Services - 1.7%
Accenture PLC Class A	2,500,000	93,175
CACI International, Inc. Class A (a)	500,000	23,635
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	128,297
Fidelity National Information Services, Inc.	1,000,000	25,510
Lender Processing Services, Inc.	4,225,400	161,284
		431,901
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc. (d)	81,454,187	1,091,486
ASML Holding NV (NY Shares)	6,345,201	187,628
Himax Technologies, Inc. sponsored ADR	4,000,000	13,320
KLA-Tencor Corp.	2,000,000	71,720
Lam Research Corp. (a)	499,200	17,053
MEMC Electronic Materials, Inc. (a)(d)	13,319,211	221,498
Micron Technology, Inc. (a)	2,989,000	24,510
O2Micro International Ltd. sponsored ADR (a)	700,000	3,675
Samsung Electronics Co. Ltd.	165,233	114,547
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	77,104
Teradyne, Inc. (a)	6,529,691	60,400
		1,882,941
Software - 0.3%
Activision Blizzard, Inc. (a)	5,000,000	61,950
Changyou.com Ltd. (A Shares) ADR (c)	357,300	12,691
Longtop Financial Technologies Ltd. ADR (a)	29,200	831
		75,472
TOTAL INFORMATION TECHNOLOGY		7,071,702
MATERIALS - 9.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,500,000	116,370
Ecolab, Inc.	2,000,000	92,460
FMC Corp.	1,241,790	69,851
Givaudan SA (c)	104,500	78,349
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	500,000	$ 23,780
Symrise AG	2,000,000	38,134
		418,944
Construction Materials - 0.8%
Eagle Materials, Inc. (d)	3,300,000	94,314
Texas Industries, Inc. (c)	1,000,000	41,990
Vulcan Materials Co. (c)	1,000,000	54,070
		190,374
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	36,900
Metals & Mining - 7.2%
Agnico-Eagle Mines Ltd. (Canada)	1,647,600	111,446
Alcoa, Inc.	6,049,100	79,364
Barrick Gold Corp.	1,000,000	37,870
Eldorado Gold Corp. (a)	3,000,000	34,078
Goldcorp, Inc.	10,000,000	401,495
Kinross Gold Corp.	5,000,000	108,968
Lihir Gold Ltd. (a)	25,666,295	63,400
Newcrest Mining Ltd.	7,892,492	222,112
Newmont Mining Corp.	9,852,800	433,720
Nucor Corp.	1,000,000	47,010
Randgold Resources Ltd. sponsored ADR	3,236,966	226,199
Sino Gold Mining Ltd. (a)	3,690,157	21,942
		1,787,604
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	730,400	26,769
TOTAL MATERIALS		2,460,591
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	600,000	32,052
CenturyTel, Inc.	456,279	15,331
FairPoint Communications, Inc. (c)	109,213	45
Level 3 Communications, Inc. (a)	1,331,971	1,851
Verizon Communications, Inc.	2,000,000	60,540
		109,819
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L sponsored ADR	3,905,500	171,178
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,000,000	$ 72,800
Sprint Nextel Corp. (a)	28,000,000	110,600
		354,578
TOTAL TELECOMMUNICATION SERVICES		464,397
UTILITIES - 1.5%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	2,000,000	61,980
Entergy Corp.	1,400,000	111,804
FirstEnergy Corp.	1,500,000	68,580
		242,364
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	2,000,000	24,860
Sempra Energy	2,200,000	109,582
		134,442
TOTAL UTILITIES		376,806
TOTAL COMMON STOCKS (Cost $23,498,744)		24,592,720
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	338,400	2,095
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	2,666,700	30,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		32,895
Convertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SunPower Corp.:
1.25% 2/15/27	$ 9,980	$ 8,757
4.75% 4/15/14	13,430	17,415
		26,172
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	30,216
TOTAL CONVERTIBLE BONDS (Cost $43,098)		56,388
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	122,300,825	122,301
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	570,188,953	570,189
TOTAL MONEY MARKET FUNDS (Cost $692,490)		692,490
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $24,451,255)		25,374,493
NET OTHER ASSETS - (2.4)%		(589,217)
NET ASSETS - 100%		$ 24,785,276
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 526
Fidelity Securities Lending Cash Central Fund	8,367
Total	$ 8,893
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 9,206	$ 1,091,486
Brookdale Senior Living, Inc.	27,104	55,144	-	-	161,065
Corning, Inc.	1,432,992	92,285	645,985	8,231	-
Eagle Materials, Inc.	48,500	33,422	-	250	94,314
Equifax, Inc.	207,465	-	-	679	247,261
Greatbatch, Inc.	42,216	2,872	-	-	52,092
Integra LifeSciences Holdings Corp.	37,095	-	-	-	51,225
KB Home	53,880	-	-	511	67,902
MEMC Electronic Materials, Inc.	186,832	36,964	-	-	221,498
Monster Worldwide, Inc.	72,958	3,228	28,081	-	126,065
MYR Group, Inc.	27,616	-	13,731	-	21,872
Seagate Technology	191,779	33,608	310,479	-	-
Staples, Inc.	726,035	-	-	6,615	930,896
Teradyne, Inc.	50,500	5,170	52,899	-	-
Toll Brothers, Inc.	206,434	32,612	5,064	-	251,149
United Natural Foods, Inc.	78,602	-	-	-	99,113
Total	$ 4,119,982	$ 447,228	$ 1,056,239	$ 25,492	$ 3,415,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,905,297	$ 2,903,877	$ 1,420	$ -
Consumer Staples	783,398	783,398	-	-
Energy	2,467,814	2,467,814	-	-
Financials	3,618,727	3,179,808	438,919	-
Health Care	2,766,773	2,766,773	-	-
Industrials	1,710,110	1,703,853	6,257	-
Information Technology	7,071,702	7,071,702	-	-
Materials	2,460,591	2,460,591	-	-
Telecommunication Services	464,397	464,397	-	-
Utilities	376,806	376,806	-	-
Corporate Bonds	56,388	-	56,388	-
Money Market Funds	692,490	692,490	-	-
Total Investments in Securities:	$ 25,374,493	$ 24,871,509	$ 502,984	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.1%
Finland	4.6%
Canada	3.6%
Switzerland	2.5%
China	1.8%
Ireland	1.3%
Taiwan	1.1%
United Kingdom	1.0%
Australia	1.0%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $1,232,702,000 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $2,512,574,000 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $552,269) - See accompanying schedule: Unaffiliated issuers (cost $20,360,346)	$ 21,266,065
Fidelity Central Funds (cost $692,490)	692,490
Other affiliated issuers (cost $3,398,419)	3,415,938
Total Investments (cost $24,451,255)		$ 25,374,493
Cash		271
Receivable for investments sold		180,479
Receivable for fund shares sold		11,182
Dividends receivable		14,266
Interest receivable		304
Distributions receivable from Fidelity Central Funds		475
Prepaid expenses		163
Other receivables		1,635
Total assets		25,583,268

Liabilities
Payable for investments purchased	$ 153,777
Payable for fund shares redeemed	53,772
Accrued management fee	12,122
Other affiliated payables	4,283
Other payables and accrued expenses	3,849
Collateral on securities loaned, at value	570,189
Total liabilities		797,992

Net Assets		$ 24,785,276
Net Assets consist of:
Paid in capital		$ 27,061,618
Undistributed net investment income		76,692
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,273,883)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		920,849
Net Assets		$ 24,785,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2009

Magellan: Net Asset Value, offering price and redemption price per share ($22,683,634 ÷ 365,339 shares)	$ 62.09

Class K: Net Asset Value, offering price and redemption price per share ($2,101,642 ÷ 33,850 shares)	$ 62.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009

Investment Income
Dividends (including $25,492 earned from other affiliated issuers)		$ 155,257
Interest		686
Income from Fidelity Central Funds (including $8,367 from security lending)		8,893
Total income		164,836

Expenses
Management fee Basic fee	$ 63,075
Performance adjustment	(7,908)
Transfer agent fees	24,888
Accounting and security lending fees	1,026
Custodian fees and expenses	526
Independent trustees' compensation	91
Appreciation in deferred trustee compensation account	8
Registration fees	83
Audit	121
Legal	58
Miscellaneous	280
Total expenses before reductions	82,248
Expense reductions	(761)	81,487
Net investment income (loss)		83,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,703
Other affiliated issuers	348,433
Foreign currency transactions	(878)
Total net realized gain (loss)		569,258
Change in net unrealized appreciation (depreciation) on: Investment securities	6,571,370
Assets and liabilities in foreign currencies	155
Total change in net unrealized appreciation (depreciation)		6,571,525
Net gain (loss)		7,140,783
Net increase (decrease) in net assets resulting from operations		$ 7,224,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,349	$ 146,156
Net realized gain (loss)	569,258	(3,770,228)
Change in net unrealized appreciation (depreciation)	6,571,525	(12,247,784)
Net increase (decrease) in net assets resulting from operations	7,224,132	(15,871,856)
Distributions to shareholders from net investment income	(38,484)	(51,393)
Distributions to shareholders from net realized gain	-	(1,309,645)
Total distributions	(38,484)	(1,361,038)
Share transactions - net increase (decrease)	(1,040,862)	(2,448,900)
Total increase (decrease) in net assets	6,144,786	(19,681,794)

Net Assets
Beginning of period	18,640,490	38,322,284
End of period (including undistributed net investment income of $76,692 and undistributed net investment income of $31,827, respectively)	$ 24,785,276	$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

Six months ended September 30,

Years ended March 31,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13
Income from Investment Operations
Net investment income (loss) D	.20	.32	.34	.37	.91	1.26 G
Net realized and unrealized gain (loss)	17.35	(34.98)	2.72	3.31	14.87	1.85
Total from investment operations	17.55	(34.66)	3.06	3.68	15.78	3.11
Distributions from net investment income	(.09)	(.11)	(.44)	(.50)	(.98)	(1.24)
Distributions from net realized gain	-	(2.86)	(11.68)	(24.66)	(3.00)	-
Total distributions	(.09)	(2.97)	(12.12)	(25.16)	(3.98)	(1.24)
Net asset value, end of period	$ 62.09	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Total Return B, C	39.36%	(43.81)%	2.08%	3.21%	15.89%	3.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.71%	.73%	.54%	.59%	.63%
Expenses net of fee waivers, if any	.75% A	.71%	.73%	.54%	.59%	.63%
Expenses net of all reductions	.74% A	.71%	.72%	.53%	.56%	.62%
Net investment income (loss)	.73% A	.51%	.37%	.41%	.86%	1.26% G
Supplemental Data
Net assets, end of period (in millions)	$ 22,684	$ 17,225	$ 38,322	$ 43,155	$ 50,473	$ 56,891
Portfolio turnover rate F	50% A	67%	57%	41%	74%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended September 30,

Year ended March 31,

September 30,

2009

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.25	.30
Net realized and unrealized gain (loss)	17.35	(41.32)
Total from investment operations	17.60	(41.02)
Distributions from net investment income	(.12)	(.19)
Net asset value, end of period	$ 62.09	$ 44.61
Total Return B, C	39.50%	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.55% A
Expenses net of fee waivers, if any	.58% A	.55% A
Expenses net of all reductions	.57% A	.55% A
Net investment income (loss)	.90% A	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,102	$ 1,415
Portfolio turnover rate F	50% A	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009
(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,941,320
Unrealized depreciation	(3,123,996)
Net unrealized appreciation (depreciation)	$ 817,324

Cost for federal income tax purposes	$ 24,557,169

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,504,522 and $6,189,201, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 24,295.24
Class K	593.07
	$ 24,888

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred eighty-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 15,143.44%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During this period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $746 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2009	Year ended March 31, 2009A
From net investment income
Magellan	$ 34,649	$ 48,703
Class K	3,835	2,690
Total	$ 38,484	$ 51,393
From net realized gain
Magellan	$ -	$ 1,309,645

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2009 B	Year ended March 31, 2009 A	Six months ended September 30, 2009 B	Year ended March 31, 2009 A
Magellan
Shares sold	16,783	67,541	$ 909,895	$ 3,768,183
Conversion to Class K	(1,822)	(31,425)	(100,116)	(1,493,617)
Reinvestment of distributions	632	15,818	33,579	1,322,410
Shares redeemed	(36,249)	(131,814)	(1,999,184)	(7,554,889)
Net increase (decrease)	(20,656)	(79,880)	$ (1,155,826)	$ (3,957,913)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009 B	Year ended March 31, 2009 A	Six months ended September 30, 2009 B	Year ended March 31, 2009 A
Class K
Shares sold	2,827	2,449	$ 153,623	$ 108,963
Conversion from Magellan	1,823	31,429	100,116	1,493,617
Reinvestment of distributions	72	64	3,835	2,690
Shares redeemed	(2,600)	(2,214)	(142,610)	(96,257)
Net increase (decrease)	2,122	31,728	$ 114,964	$ 1,509,013

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

B Conversion transactions for Class K and Magellan are for the period April 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2009 the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 17, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Magellan (retail class), as well as the fund's relative investment performance for Fidelity Magellan (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Magellan (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Magellan (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Magellan (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Magellan (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
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851 East Hamilton Avenue
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2000 Avenue of the Stars
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73-575 El Paseo
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1740 Arden Way
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7676 Hazard Center Drive
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11943 El Camino Real
San Diego, CA

8 Montgomery Street
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3793 State Street
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398 West El Camino Real
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111 South Westlake Blvd
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Colorado

281 East Flatiron Circle
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Delaware

400 Delaware Avenue
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Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
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121 Alhambra Plaza
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230 Royal Palm Way
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2465 State Road 7
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
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Chicago, IL

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Indiana

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Maine

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Maryland

7315 Wisconsin Avenue
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Boston, MA

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238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
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30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
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8342 3rd Street North
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Missouri

1524 South Lindbergh Blvd.
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Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
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35 Morris Street
Morristown, NJ

396 Route 17, North
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3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
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799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
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28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
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6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
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14100 San Pedro
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1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

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Semiannual Report

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MAG-USAN-1109
1.792157.106

Fidelity®

Magellan®

Fund -

Class K

Semiannual Report

September 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Magellan	.75%
Actual		$ 1,000.00	$ 1,393.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Class K	.58%
Actual		$ 1,000.00	$ 1,395.00	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,022.16	$ 2.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. sponsored ADR	4.6	5.5
Corning, Inc.	4.6	7.7
Applied Materials, Inc.	4.4	3.9
Staples, Inc.	3.8	3.9
Medco Health Solutions, Inc.	2.3	2.3
Newmont Mining Corp.	1.8	2.4
Chesapeake Energy Corp.	1.7	0.9
Goldman Sachs Group, Inc.	1.7	0.7
Bank of America Corp.	1.7	0.2
JPMorgan Chase & Co.	1.6	1.3
	28.2
Top Five Market Sectors as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	34.2
Financials	14.7	10.1
Consumer Discretionary	11.7	11.3
Health Care	11.2	9.8
Materials	10.0	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Stocks 99.2%		Stocks 97.7%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	22.9%	** Foreign investments	25.2%

Semiannual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	1,000,000	$ 30,260
Hyundai Mobis	300,000	42,233
Johnson Controls, Inc.	1,000,000	25,560
		98,053
Hotels, Restaurants & Leisure - 0.9%
Burger King Holdings, Inc.	500,000	8,795
Ctrip.com International Ltd. sponsored ADR (a)	25,108	1,476
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	274,700	1,912
Starbucks Corp. (a)	10,562,616	218,118
		230,301
Household Durables - 3.9%
D.R. Horton, Inc.	13,420,730	153,131
KB Home (d)	4,088,000	67,902
Lennar Corp. Class A	13,380,585	190,673
M.D.C. Holdings, Inc.	2,000,000	69,480
MRV Engenharia e Participacoes SA	1,153,900	22,380
Pulte Homes, Inc. (c)	14,207,036	156,135
Ryland Group, Inc.	1,896,860	39,967
Toll Brothers, Inc. (a)(d)	12,853,054	251,149
		950,817
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	28,135
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	7,451
Media - 1.8%
Ascent Media Corp. (a)	144,656	3,703
Cinemark Holdings, Inc.	238,900	2,475
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	64,320
Informa PLC	5,000,000	25,175
The DIRECTV Group, Inc. (a)(c)	7,500,000	206,850
Time Warner Cable, Inc.	2,000,000	86,180
Virgin Media, Inc.	4,500,000	62,640
		451,343
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,420
Pantaloon Retail India Ltd. Class B	19,460	97
		1,517
Specialty Retail - 3.8%
Staples, Inc. (d)	40,090,255	930,896
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (a)	674,500	$ 15,345
NIKE, Inc. Class B	1,597,000	103,326
Polo Ralph Lauren Corp. Class A	1,150,000	88,113
		206,784
TOTAL CONSUMER DISCRETIONARY		2,905,297
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,341,972	333,882
United Natural Foods, Inc. (a)(d)	4,143,500	99,113
Wumart Stores, Inc. (H Shares)	25,000,000	37,226
		470,221
Food Products - 0.7%
Cosan Ltd. Class A (a)	3,181,700	25,135
Cosan SA Industria e Comercio (a)	3,000,000	33,284
General Mills, Inc.	1,000,000	64,380
McCormick & Co., Inc. (non-vtg.)	500,000	16,970
Ralcorp Holdings, Inc. (a)	400,000	23,388
		163,157
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	149,112
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	908
TOTAL CONSUMER STAPLES		783,398
ENERGY - 9.9%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	1,000,000	35,270
ENSCO International, Inc.	1,500,000	63,810
Nabors Industries Ltd. (a)	1,000,000	20,900
Noble Corp.	3,000,000	113,880
Pride International, Inc. (a)	1,500,000	45,660
Seahawk Drilling, Inc. (a)	33,333	1,036
Smith International, Inc.	557,200	15,992
Transocean Ltd. (a)	2,000,000	171,060
Weatherford International Ltd. (a)	3,000,000	62,190
		529,798
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	967,910	$ 88,883
Canadian Natural Resources Ltd.	3,172,300	214,252
Chesapeake Energy Corp.	15,000,000	426,000
Clean Energy Fuels Corp. (a)(c)	1,600,000	23,056
CONSOL Energy, Inc.	2,000,000	90,220
Denbury Resources, Inc. (a)	7,500,000	113,475
Energy Transfer Equity LP	1,000,000	28,000
Enterprise Products Partners LP	700,000	19,824
EOG Resources, Inc.	727,200	60,728
Hess Corp.	691,500	36,968
Marathon Oil Corp.	2,262,188	72,164
OAO Gazprom sponsored ADR	2,000,000	47,280
Occidental Petroleum Corp.	4,915,300	385,360
Plains Exploration & Production Co. (a)	4,906,386	135,711
Reliance Industries Ltd. (a)	1,000,000	46,122
Southwestern Energy Co. (a)	3,000,000	128,040
Sunoco, Inc.	700,000	19,915
Westernzagros Resources Ltd. (a)	1,000,000	2,018
		1,938,016
TOTAL ENERGY		2,467,814
FINANCIALS - 14.5%
Capital Markets - 4.6%
Charles Schwab Corp.	9,547,000	182,825
Evercore Partners, Inc. Class A	87,600	2,560
Franklin Resources, Inc.	2,110,800	212,346
GLG Partners, Inc.	949,950	3,828
Goldman Sachs Group, Inc.	2,285,500	421,332
Merriman Curhan Ford Group, Inc. (a)(c)	105,086	151
Morgan Stanley	5,953,500	183,844
Northern Trust Corp.	341,352	19,853
T. Rowe Price Group, Inc.	2,500,000	114,250
		1,140,989
Commercial Banks - 2.1%
CapitalSource, Inc.	5,000,000	21,700
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,204
PNC Financial Services Group, Inc.	500,000	24,295
Sumitomo Mitsui Financial Group, Inc.	650,000	22,533
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	1,000,000	$ 43,270
Wells Fargo & Co.	14,303,704	403,078
		518,080
Consumer Finance - 0.3%
American Express Co.	1,000,000	33,900
ORIX Corp.	661,600	40,188
		74,088
Diversified Financial Services - 3.3%
Bank of America Corp.	24,523,704	414,941
BM&F BOVESPA SA	749,474	5,539
JPMorgan Chase & Co.	9,208,100	403,499
		823,979
Insurance - 3.4%
ACE Ltd.	3,869,909	206,885
Aon Corp.	800,000	32,552
Berkshire Hathaway, Inc. Class A (a)	557	56,257
China Life Insurance Co. Ltd. (H Shares)	86,231,000	376,198
Endurance Specialty Holdings Ltd.	555,800	20,270
Everest Re Group Ltd.	700,000	61,390
MetLife, Inc.	1,731,857	65,932
Reinsurance Group of America, Inc.	339,549	15,144
		834,628
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	5,513,363	53,480
Developers Diversified Realty Corp. (c)	5,153,366	47,617
Kimco Realty Corp.	679,800	8,865
Vornado Realty Trust	525,151	33,825
		143,787
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	3,000,000	35,220
Iguatemi Empresa de Shopping Centers SA	959,500	15,061
		50,281
TOTAL FINANCIALS		3,585,832
HEALTH CARE - 11.2%
Biotechnology - 2.3%
Amgen, Inc. (a)	2,000,000	120,460
Biogen Idec, Inc. (a)	1,398,510	70,653
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,000,000	$ 55,900
Cephalon, Inc. (a)	778,730	45,353
Genzyme Corp. (a)	1,500,000	85,095
Gilead Sciences, Inc. (a)	2,000,000	93,160
OSI Pharmaceuticals, Inc. (a)	698,900	24,671
United Therapeutics Corp. (a)	1,467,550	71,895
		567,187
Health Care Equipment & Supplies - 2.3%
Beckman Coulter, Inc.	500,000	34,470
C. R. Bard, Inc.	2,069,300	162,668
Covidien PLC	5,000,000	216,300
ev3, Inc. (a)	669,406	8,240
Greatbatch, Inc. (a)(d)	2,318,300	52,092
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	51,225
Thoratec Corp. (a)	1,500,000	45,405
		570,400
Health Care Providers & Services - 4.2%
Brookdale Senior Living, Inc. (c)(d)	8,883,900	161,065
Emeritus Corp. (a)	780,081	17,123
Express Scripts, Inc. (a)	2,406,300	186,681
Henry Schein, Inc. (a)	1,903,653	104,530
LHC Group, Inc. (a)	500,000	14,965
Medco Health Solutions, Inc. (a)	10,150,100	561,402
		1,045,766
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	28,700	252
Life Technologies Corp. (a)	500,000	23,275
		23,527
Pharmaceuticals - 2.3%
Allergan, Inc.	2,575,984	146,213
Cadence Pharmaceuticals, Inc. (a)	1,000,000	11,060
Medicis Pharmaceutical Corp. Class A	2,000,000	42,700
Pfizer, Inc.	8,000,000	132,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	227,520
		559,893
TOTAL HEALTH CARE		2,766,773
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.7%
Raytheon Co.	2,500,000	$ 119,925
Raytheon Co. warrants 6/16/11 (a)	204,836	2,345
Stanley, Inc. (a)	500,000	12,860
TransDigm Group, Inc. (a)	500,000	24,905
		160,035
Air Freight & Logistics - 0.0%
Forward Air Corp.	390,000	9,029
Airlines - 0.9%
Delta Air Lines, Inc. (a)	20,287,111	181,773
JetBlue Airways Corp. (a)	8,510,952	50,895
		232,668
Building Products - 0.2%
Masco Corp.	3,500,000	45,220
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	200,000	11,252
Republic Services, Inc.	1,000,000	26,570
Stericycle, Inc. (a)	250,000	12,113
		49,935
Construction & Engineering - 0.1%
China Railway Construction Corp. Ltd. (H Shares)	8,000,000	10,632
MYR Group, Inc. (a)(d)	1,037,100	21,872
		32,504
Electrical Equipment - 0.9%
AMETEK, Inc.	500,000	17,455
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	20,516
First Solar, Inc. (a)(c)	700,000	107,002
SunPower Corp.:
Class A (a)(c)	1,692,300	50,583
Class B (a)	496,810	12,535
		208,091
Industrial Conglomerates - 0.7%
General Electric Co.	10,924,800	179,385
Machinery - 0.9%
Danaher Corp.	3,000,000	201,960
NACCO Industries, Inc. Class A	221,230	13,289
		215,249
Professional Services - 2.1%
Equifax, Inc. (d)	8,485,262	247,261
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	413,882	$ 23,471
Monster Worldwide, Inc. (a)(c)(d)	7,211,938	126,065
Robert Half International, Inc.	5,124,900	128,225
		525,022
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (a)(c)	2,000,000	21,660
Localiza Rent A Car SA	2,500,000	25,055
		46,715
Trading Companies & Distributors - 0.0%
Essex Rental Corp. unit (a)	200,000	1,432
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,825
TOTAL INDUSTRIALS		1,710,110
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 8.4%
BYD Electronic International Co. Ltd. (a)	35,982,000	20,103
Ciena Corp. (a)	1,024,282	16,675
Cisco Systems, Inc. (a)	13,950,300	328,390
Juniper Networks, Inc. (a)	12,817,200	346,321
Nokia Corp. sponsored ADR (c)	78,518,200	1,147,932
QUALCOMM, Inc.	5,000,000	224,900
		2,084,321
Computers & Peripherals - 2.5%
Apple, Inc. (a)	2,156,200	399,695
Dell, Inc. (a)	5,000,000	76,300
Seagate Technology	8,919,505	135,666
		611,661
Electronic Equipment & Components - 6.8%
Amphenol Corp. Class A	4,736,900	178,486
Corning, Inc.	73,887,245	1,131,214
FLIR Systems, Inc. (a)	4,638,800	129,747
Foxconn International Holdings Ltd. (a)	5,000,000	3,284
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	190,949
Ingram Micro, Inc. Class A (a)	3,000,000	50,550
		1,684,230
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	601,000	$ 298,006
WebMD Health Corp. Class A (a)(c)	95,700	3,170
		301,176
IT Services - 1.7%
Accenture PLC Class A	2,500,000	93,175
CACI International, Inc. Class A (a)	500,000	23,635
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	128,297
Fidelity National Information Services, Inc.	1,000,000	25,510
Lender Processing Services, Inc.	4,225,400	161,284
		431,901
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc. (d)	81,454,187	1,091,486
ASML Holding NV (NY Shares)	6,345,201	187,628
Himax Technologies, Inc. sponsored ADR	4,000,000	13,320
KLA-Tencor Corp.	2,000,000	71,720
Lam Research Corp. (a)	499,200	17,053
MEMC Electronic Materials, Inc. (a)(d)	13,319,211	221,498
Micron Technology, Inc. (a)	2,989,000	24,510
O2Micro International Ltd. sponsored ADR (a)	700,000	3,675
Samsung Electronics Co. Ltd.	165,233	114,547
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	77,104
Teradyne, Inc. (a)	6,529,691	60,400
		1,882,941
Software - 0.3%
Activision Blizzard, Inc. (a)	5,000,000	61,950
Changyou.com Ltd. (A Shares) ADR (c)	357,300	12,691
Longtop Financial Technologies Ltd. ADR (a)	29,200	831
		75,472
TOTAL INFORMATION TECHNOLOGY		7,071,702
MATERIALS - 9.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,500,000	116,370
Ecolab, Inc.	2,000,000	92,460
FMC Corp.	1,241,790	69,851
Givaudan SA (c)	104,500	78,349
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	500,000	$ 23,780
Symrise AG	2,000,000	38,134
		418,944
Construction Materials - 0.8%
Eagle Materials, Inc. (d)	3,300,000	94,314
Texas Industries, Inc. (c)	1,000,000	41,990
Vulcan Materials Co. (c)	1,000,000	54,070
		190,374
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	36,900
Metals & Mining - 7.2%
Agnico-Eagle Mines Ltd. (Canada)	1,647,600	111,446
Alcoa, Inc.	6,049,100	79,364
Barrick Gold Corp.	1,000,000	37,870
Eldorado Gold Corp. (a)	3,000,000	34,078
Goldcorp, Inc.	10,000,000	401,495
Kinross Gold Corp.	5,000,000	108,968
Lihir Gold Ltd. (a)	25,666,295	63,400
Newcrest Mining Ltd.	7,892,492	222,112
Newmont Mining Corp.	9,852,800	433,720
Nucor Corp.	1,000,000	47,010
Randgold Resources Ltd. sponsored ADR	3,236,966	226,199
Sino Gold Mining Ltd. (a)	3,690,157	21,942
		1,787,604
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	730,400	26,769
TOTAL MATERIALS		2,460,591
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	600,000	32,052
CenturyTel, Inc.	456,279	15,331
FairPoint Communications, Inc. (c)	109,213	45
Level 3 Communications, Inc. (a)	1,331,971	1,851
Verizon Communications, Inc.	2,000,000	60,540
		109,819
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L sponsored ADR	3,905,500	171,178
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,000,000	$ 72,800
Sprint Nextel Corp. (a)	28,000,000	110,600
		354,578
TOTAL TELECOMMUNICATION SERVICES		464,397
UTILITIES - 1.5%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	2,000,000	61,980
Entergy Corp.	1,400,000	111,804
FirstEnergy Corp.	1,500,000	68,580
		242,364
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	2,000,000	24,860
Sempra Energy	2,200,000	109,582
		134,442
TOTAL UTILITIES		376,806
TOTAL COMMON STOCKS (Cost $23,498,744)		24,592,720
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	338,400	2,095
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	2,666,700	30,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		32,895
Convertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SunPower Corp.:
1.25% 2/15/27	$ 9,980	$ 8,757
4.75% 4/15/14	13,430	17,415
		26,172
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	30,216
TOTAL CONVERTIBLE BONDS (Cost $43,098)		56,388
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	122,300,825	122,301
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	570,188,953	570,189
TOTAL MONEY MARKET FUNDS (Cost $692,490)		692,490
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $24,451,255)		25,374,493
NET OTHER ASSETS - (2.4)%		(589,217)
NET ASSETS - 100%		$ 24,785,276
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 526
Fidelity Securities Lending Cash Central Fund	8,367
Total	$ 8,893
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 9,206	$ 1,091,486
Brookdale Senior Living, Inc.	27,104	55,144	-	-	161,065
Corning, Inc.	1,432,992	92,285	645,985	8,231	-
Eagle Materials, Inc.	48,500	33,422	-	250	94,314
Equifax, Inc.	207,465	-	-	679	247,261
Greatbatch, Inc.	42,216	2,872	-	-	52,092
Integra LifeSciences Holdings Corp.	37,095	-	-	-	51,225
KB Home	53,880	-	-	511	67,902
MEMC Electronic Materials, Inc.	186,832	36,964	-	-	221,498
Monster Worldwide, Inc.	72,958	3,228	28,081	-	126,065
MYR Group, Inc.	27,616	-	13,731	-	21,872
Seagate Technology	191,779	33,608	310,479	-	-
Staples, Inc.	726,035	-	-	6,615	930,896
Teradyne, Inc.	50,500	5,170	52,899	-	-
Toll Brothers, Inc.	206,434	32,612	5,064	-	251,149
United Natural Foods, Inc.	78,602	-	-	-	99,113
Total	$ 4,119,982	$ 447,228	$ 1,056,239	$ 25,492	$ 3,415,938
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,905,297	$ 2,903,877	$ 1,420	$ -
Consumer Staples	783,398	783,398	-	-
Energy	2,467,814	2,467,814	-	-
Financials	3,618,727	3,179,808	438,919	-
Health Care	2,766,773	2,766,773	-	-
Industrials	1,710,110	1,703,853	6,257	-
Information Technology	7,071,702	7,071,702	-	-
Materials	2,460,591	2,460,591	-	-
Telecommunication Services	464,397	464,397	-	-
Utilities	376,806	376,806	-	-
Corporate Bonds	56,388	-	56,388	-
Money Market Funds	692,490	692,490	-	-
Total Investments in Securities:	$ 25,374,493	$ 24,871,509	$ 502,984	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.1%
Finland	4.6%
Canada	3.6%
Switzerland	2.5%
China	1.8%
Ireland	1.3%
Taiwan	1.1%
United Kingdom	1.0%
Australia	1.0%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $1,232,702,000 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $2,512,574,000 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2009

Assets
Investment in securities, at value (including securities loaned of $552,269) - See accompanying schedule: Unaffiliated issuers (cost $20,360,346)	$ 21,266,065
Fidelity Central Funds (cost $692,490)	692,490
Other affiliated issuers (cost $3,398,419)	3,415,938
Total Investments (cost $24,451,255)		$ 25,374,493
Cash		271
Receivable for investments sold		180,479
Receivable for fund shares sold		11,182
Dividends receivable		14,266
Interest receivable		304
Distributions receivable from Fidelity Central Funds		475
Prepaid expenses		163
Other receivables		1,635
Total assets		25,583,268

Liabilities
Payable for investments purchased	$ 153,777
Payable for fund shares redeemed	53,772
Accrued management fee	12,122
Other affiliated payables	4,283
Other payables and accrued expenses	3,849
Collateral on securities loaned, at value	570,189
Total liabilities		797,992

Net Assets		$ 24,785,276
Net Assets consist of:
Paid in capital		$ 27,061,618
Undistributed net investment income		76,692
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,273,883)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		920,849
Net Assets		$ 24,785,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2009

Magellan: Net Asset Value, offering price and redemption price per share ($22,683,634 ÷ 365,339 shares)	$ 62.09

Class K: Net Asset Value, offering price and redemption price per share ($2,101,642 ÷ 33,850 shares)	$ 62.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2009

Investment Income
Dividends (including $25,492 earned from other affiliated issuers)		$ 155,257
Interest		686
Income from Fidelity Central Funds (including $8,367 from security lending)		8,893
Total income		164,836

Expenses
Management fee Basic fee	$ 63,075
Performance adjustment	(7,908)
Transfer agent fees	24,888
Accounting and security lending fees	1,026
Custodian fees and expenses	526
Independent trustees' compensation	91
Appreciation in deferred trustee compensation account	8
Registration fees	83
Audit	121
Legal	58
Miscellaneous	280
Total expenses before reductions	82,248
Expense reductions	(761)	81,487
Net investment income (loss)		83,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,703
Other affiliated issuers	348,433
Foreign currency transactions	(878)
Total net realized gain (loss)		569,258
Change in net unrealized appreciation (depreciation) on: Investment securities	6,571,370
Assets and liabilities in foreign currencies	155
Total change in net unrealized appreciation (depreciation)		6,571,525
Net gain (loss)		7,140,783
Net increase (decrease) in net assets resulting from operations		$ 7,224,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2009	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,349	$ 146,156
Net realized gain (loss)	569,258	(3,770,228)
Change in net unrealized appreciation (depreciation)	6,571,525	(12,247,784)
Net increase (decrease) in net assets resulting from operations	7,224,132	(15,871,856)
Distributions to shareholders from net investment income	(38,484)	(51,393)
Distributions to shareholders from net realized gain	-	(1,309,645)
Total distributions	(38,484)	(1,361,038)
Share transactions - net increase (decrease)	(1,040,862)	(2,448,900)
Total increase (decrease) in net assets	6,144,786	(19,681,794)

Net Assets
Beginning of period	18,640,490	38,322,284
End of period (including undistributed net investment income of $76,692 and undistributed net investment income of $31,827, respectively)	$ 24,785,276	$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

Six months ended September 30,

Years ended March 31,

2009

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13
Income from Investment Operations
Net investment income (loss) D	.20	.32	.34	.37	.91	1.26 G
Net realized and unrealized gain (loss)	17.35	(34.98)	2.72	3.31	14.87	1.85
Total from investment operations	17.55	(34.66)	3.06	3.68	15.78	3.11
Distributions from net investment income	(.09)	(.11)	(.44)	(.50)	(.98)	(1.24)
Distributions from net realized gain	-	(2.86)	(11.68)	(24.66)	(3.00)	-
Total distributions	(.09)	(2.97)	(12.12)	(25.16)	(3.98)	(1.24)
Net asset value, end of period	$ 62.09	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Total Return B, C	39.36%	(43.81)%	2.08%	3.21%	15.89%	3.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.71%	.73%	.54%	.59%	.63%
Expenses net of fee waivers, if any	.75% A	.71%	.73%	.54%	.59%	.63%
Expenses net of all reductions	.74% A	.71%	.72%	.53%	.56%	.62%
Net investment income (loss)	.73% A	.51%	.37%	.41%	.86%	1.26% G
Supplemental Data
Net assets, end of period (in millions)	$ 22,684	$ 17,225	$ 38,322	$ 43,155	$ 50,473	$ 56,891
Portfolio turnover rate F	50% A	67%	57%	41%	74%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended September 30,

Year ended March 31,

September 30,

2009

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.25	.30
Net realized and unrealized gain (loss)	17.35	(41.32)
Total from investment operations	17.60	(41.02)
Distributions from net investment income	(.12)	(.19)
Net asset value, end of period	$ 62.09	$ 44.61
Total Return B, C	39.50%	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.55% A
Expenses net of fee waivers, if any	.58% A	.55% A
Expenses net of all reductions	.57% A	.55% A
Net investment income (loss)	.90% A	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,102	$ 1,415
Portfolio turnover rate F	50% A	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009
(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,941,320
Unrealized depreciation	(3,123,996)
Net unrealized appreciation (depreciation)	$ 817,324

Cost for federal income tax purposes	$ 24,557,169

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,504,522 and $6,189,201, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 24,295.24
Class K	593.07
	$ 24,888

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred eighty-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 15,143.44%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During this period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $746 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2009	Year ended March 31, 2009A
From net investment income
Magellan	$ 34,649	$ 48,703
Class K	3,835	2,690
Total	$ 38,484	$ 51,393
From net realized gain
Magellan	$ -	$ 1,309,645

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2009 B	Year ended March 31, 2009 A	Six months ended September 30, 2009 B	Year ended March 31, 2009 A
Magellan
Shares sold	16,783	67,541	$ 909,895	$ 3,768,183
Conversion to Class K	(1,822)	(31,425)	(100,116)	(1,493,617)
Reinvestment of distributions	632	15,818	33,579	1,322,410
Shares redeemed	(36,249)	(131,814)	(1,999,184)	(7,554,889)
Net increase (decrease)	(20,656)	(79,880)	$ (1,155,826)	$ (3,957,913)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009 B	Year ended March 31, 2009 A	Six months ended September 30, 2009 B	Year ended March 31, 2009 A
Class K
Shares sold	2,827	2,449	$ 153,623	$ 108,963
Conversion from Magellan	1,823	31,429	100,116	1,493,617
Reinvestment of distributions	72	64	3,835	2,690
Shares redeemed	(2,600)	(2,214)	(142,610)	(96,257)
Net increase (decrease)	2,122	31,728	$ 114,964	$ 1,509,013

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

B Conversion transactions for Class K and Magellan are for the period April 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2009 the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 17, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Magellan (retail class), as well as the fund's relative investment performance for Fidelity Magellan (retail class) measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Magellan (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Magellan (retail class) of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Magellan (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Magellan (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-USAN-1109
1.863179.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2009